Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,582,371
Proposed Maximum Offering Price per Unit	98.25
Maximum Aggregate Offering Price	$ 253,717,950.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,844.22
Offering Note	(1) Consists of 2,582,371 shares of the registrant's common stock issued to the selling stockholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the New York Stock Exchange on August 7, 2025, which date is within five business days prior to the filing of this Registration Statement. (3) The Registrant does not have any fee offsets.